Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2022
Employee Benefits [Abstract]
Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Japan	¥4,769	¥(2,696)	¥2,992
Foreign	11,493	10,655	14,387
Defined benefit costs	¥16,262	¥7,959	¥17,379

Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position

	JPY (millions) As of March 31, 2021
	Japan	Foreign	Total
Present value of defined benefit obligations	¥180,321	¥251,767	¥432,088
Fair value of plan assets	231,038	102,354	333,392
Effect of asset ceiling	25,757	—	25,757
Net defined benefit liabilities (assets)	¥(24,960)	¥149,413	¥124,453

Consolidated statements of financial position
Net defined benefit liabilities	¥9,444	¥149,413	¥158,857
Net defined benefit assets	34,404	—	34,404
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(24,960)	¥149,413	¥124,453

	JPY (millions) As of March 31, 2022
	Japan	Foreign	Total
Present value of defined benefit obligations	¥168,449	¥254,462	¥422,912
Fair value of plan assets	225,363	117,140	342,503
Effect of asset ceiling	30,953	—	30,953
Net defined benefit liabilities (assets)	¥(25,961)	¥137,323	¥111,362

Consolidated statements of financial position
Net defined benefit liabilities	¥8,524	¥137,323	¥145,847
Net defined benefit assets	34,485	—	34,485
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(25,961)	¥137,323	¥111,362

Summary of Changes in Present Value of the Defined Benefit Obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2021
	Japan	Foreign	Total
At beginning of year	¥190,552	¥226,400	¥416,952
Current service cost	4,621	8,937	13,558
Interest cost	1,145	3,772	4,917
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	1,359	(2,336)	(977)
From changes in financial assumptions	(1,497)	7,161	5,664
Experience adjustments	6,163	2,148	8,311
Past service cost	(7,195)	(781)	(7,976)
Benefits paid	(13,344)	(8,961)	(22,305)
Contributions by the employees	—	2,307	2,307
Effect of business combinations and disposals	(1,483)	(131)	(1,614)
Foreign currency translation differences	—	13,251	13,251
At end of the year	¥180,321	¥251,767	¥432,088

	JPY (millions) For the Year Ended March 31, 2022
	Japan	Foreign	Total
At beginning of year	¥180,321	¥251,767	¥432,088
Current service cost	3,098	10,934	14,032
Interest cost	1,209	3,545	4,754
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	97	(2,313)	(2,216)
From changes in financial assumptions	(2,994)	(28,726)	(31,720)
Experience adjustments	(2,522)	4,457	1,935
Past service cost	40	1,400	1,440
Benefits paid	(10,799)	(9,971)	(20,769)
Contributions by the employees	—	2,297	2,297
Effect of business combinations and disposals	—	60	60
Foreign currency translation differences	—	21,013	21,013
At end of the year	¥168,449	¥254,462	¥422,912
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022
Balance at beginning of the year	¥—	¥25,757
Interest income	—	170
Remeasurement Changes in effect of asset ceiling	25,757	5,026
Balance at end of the year	¥25,757	¥30,953

Summary of Significant Actuarial Assumptions Used to Determine Present Value
Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
As of March 31, 2021
Japan	0.7%	2.5%
Foreign	1.4%	2.7%
As of March 31, 2022
Japan	0.8%	2.5%
Foreign	2.1%	2.8%

Schedule of Sensitivity Analysis for Actuarial Assumptions
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
As of March 31, 2021
Japan	+0.50%	(11,546)	+0.50%	6
	-0.50%	13,012	-0.50%	(6)
Foreign	+0.50%	(19,818)	+0.50%	3,689
	-0.50%	22,881	-0.50%	(3,347)
As of March 31, 2022
Japan	+0.50%	(10,756)	+0.50%	6
	-0.50%	11,699	-0.50%	(6)
Foreign	+0.50%	(16,997)	+0.50%	3,654
	-0.50%	19,192	-0.50%	(3,334)

Schedule of Changes in Fair Value of Plan Assets and Breakdown by Asset Class
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022
Balance at beginning of the year	¥290,714	¥333,392
Interest income on plan assets	2,540	3,016
Remeasurement of defined benefit plans Return on plan assets	40,902	(85)
Contributions by the employer	7,940	7,581
Contributions by the employees	2,307	2,297
Benefits paid	(14,291)	(15,084)
Effect of business combinations and disposals	(1,218)	—
Foreign currency translation differences	4,498	11,387
Balance at end of the year	¥333,392	¥342,503
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2021		2022
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥11,789	¥3,520	¥10,156	¥2,713
Foreign	23,849	96,744	34,924	101,870
Bonds:
Japan	1,441	16,846	1,296	15,876
Foreign	13,395	44,159	21,028	46,683
Life insurance company general accounts	—	95,859	—	72,556
Cash and cash equivalent	9,625	—	10,106	—
Others	199	15,966	(1,069)	26,361
Total plan assets	¥60,298	¥273,094	¥76,442	¥266,061

Summary of Major Employee Benefits Expenses other than Retirement Benefits	Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Salary	¥417,860	¥418,087	¥458,039
Bonuses	135,938	105,772	127,888
Other	157,722	163,443	187,440